Note 15 - Other Comprehensive Income (loss)	12 Months Ended
Mar. 31, 2013
Disclosure Text Block [Abstract]
Comprehensive Income (Loss) Note [Text Block]
15.	OTHER COMPREHENSIVE INCOME (LOSS)

Tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Thousands of Yen
	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount

Year ended March 31, 2011:
Foreign currency translation adjustments	¥(43,435)	－	¥(43,435)
Unrealized holding gain (loss) on securities:
Amount arising during the period	(53,702)	¥22,018	(31,684)
Less: Reclassification adjustments for gains included in net income	(77,570)	31,803	(45,767)
Recognition of tax expense	－	(167,634)	(167,634)
Net unrealized holding gain (loss) during the period	(131,272)	(113,813)	(245,085)
Defined benefit pension plans:
Amount arising during the period	(3,324)	1,363	(1,961)
Less: Reclassification adjustments for losses included in net income	6,685	(2,741)	3,944
Release of deferred tax asset valuation allowance	－	32,634	32,634
Net defined benefit pension plans	3,361	31,256	34,617

Other comprehensive loss	¥(171,346)	¥(82,557)	¥(253,903)

Year ended March 31, 2012:
Foreign currency translation adjustments	¥(9,539)	－	¥(9,539)
Unrealized holding gain (loss) on securities:
Amount arising during the period	56,384	¥(20,242)	36,142
Less: Reclassification adjustments for losses included in net income	91,064	(37,336)	53,728
Other		12,875	12,875
Net unrealized holding gain (loss) during the period	147,448	(44,703)	102,745
Defined benefit pension plans:
Amount arising during the period	(39,083)	14,030	(25,053)
Less: Reclassification adjustments for gains included in net income	(12,263)	5,711	(6,552)
Net defined benefit pension plans	(51,346)	19,741	(31,605)

Other comprehensive income (loss)	¥86,563	¥(24,962)	¥61,601

	Thousands of Yen
	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount
Year ended March 31, 2013:
Foreign currency translation adjustments	¥90,014	－	¥90,014
Unrealized holding gain (loss) on securities:
Amount arising during the period	380,637	¥(136,649)	243,988
Less: Reclassification adjustments for losses included in net income	19,788	(7,579)	12,209
Other		324	324
Net unrealized holding gain (loss) during the period	400,425	(143,904)	256,521
Defined benefit pension plans:
Amount arising during the period	(92,808)	33,319	(59,489)
Less: Reclassification adjustments for losses included in net income	369	(132)	237
Net defined benefit pension plans	(92,439)	33,187	(59,252)

Other comprehensive income (loss)	¥398,000	¥(110,717)	¥287,283

	Thousands of U.S. Dollars
	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount
Year ended March 31, 2013:
Foreign currency translation adjustments	$956	－	$956
Unrealized holding gain (loss) on securities:
Amount arising during the period	4,042	$(1,451)	2,591
Less: Reclassification adjustments for losses included in net income	210	(80)	130
Other		3	3
Net unrealized holding gain (loss) during the period	4,252	(1,528)	2,724
Defined benefit pension plans:
Amount arising during the period	(986)	354	(632)
Less: Reclassification adjustments for gains included in net income	4	(1)	3
Net defined benefit pension plans	(982)	353	(629)

Other comprehensive income (loss)	$4,226	$(1,175)	$3,051

The components of accumulated other comprehensive income (loss) at March 31, 2012 and 2013 are as follows:

	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Foreign currency translation adjustments	¥(134,163)	¥(44,129)	$(469)
Unrealized holding gain on securities	238,696	495,217	5,259
Defined benefit pension plans	(128,066)	(187,318)	(1,989)

Total	¥(23,533)	263,770	$2,801